Reporting entity (Narrative) (Details) $ / shares in Units, $ in Millions		1 Months Ended				6 Months Ended	9 Months Ended	12 Months Ended
	Jan. 31, 2025 Vessels	Mar. 31, 2025 USD ($) $ / shares	Sep. 30, 2024 USD ($) Vessels	Feb. 29, 2024 USD ($)	Aug. 31, 2022 Vessels	Jun. 30, 2024 USD ($) $ / shares	Sep. 30, 2024 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($)
Disclosure Of Reporting Entity [Line Items]
Impairment loss									$ 2,063.4
Number of container vessels purchased | Vessels	2
Additional distribution of dividend approved, per ordinary share | $ / shares		$ 3.17				$ 0.23	$ 0.93	$ 3.65
Additional distribution of dividend approved						$ 28.0	$ 112.0	$ 440.0
Payment For Exercise Of Purchase Option				$ 130.0
Shell NA LNG, LLC
Disclosure Of Reporting Entity [Line Items]
Capacity of the container vessels chartered | Vessels					15,000
Period for the agreement					ten
Shell NA LNG, LLC | Second long-term agreement
Disclosure Of Reporting Entity [Line Items]
Number of vessels to be supplied with LNG under the agreement | Vessels			8,000
Period for the agreement			ten
Aggregate cost of vessels recorded			$ 630.0
Mediterranean Shipping Company (Msc)
Disclosure Of Reporting Entity [Line Items]
Period for the agreement			three
Initial public offering
Disclosure Of Reporting Entity [Line Items]
Additional distribution of dividend approved		$ 382.0